Revenue (Details) - Schedule of Major Customers	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Schedule of Major Customers [Line Items]
Customer total income	18.00%
Customer B [Member]
Schedule of Major Customers [Line Items]
Customer total income	17.00%
Customer C [Member]
Schedule of Major Customers [Line Items]
Customer total income	11.00%	11.00%
Customer D [Member]
Schedule of Major Customers [Line Items]
Customer total income		18.00%
Customer E [Member]
Schedule of Major Customers [Line Items]
Customer total income		11.00%